Pension and Other Postretirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to pension plans in next fiscal year	$ 10.0
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 46.9	$ 25.8	$ 15.7